(6) Accrued Liabilities - Schedule of Major Components of Accrued Expenses (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Payroll liabilities	$ 47,031	$ 21,492	$ 0
Accrued interest	17,434	17,987	2,455
Total accrued expenses	$ 64,465	$ 39,479	$ 2,455